CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
One Vendor - Related Company [Member]
Purchases				$ 1,205,571
Concentration risk percentage				67.00%
Accounts payable				$ 0
One Vendor [Member]
Purchases			$ 349,276
Concentration risk percentage	15.30%	10.00%	17.00%
Accounts payable			$ 487,948